Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST IX
Entity Central Index Key	0000063075
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000006711 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Fund
Class Name	Class A
Trading Symbol	MFBFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 4,662,201,140
Holdings Count | Holding	407
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	4,662,201,140	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	407	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	19
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit quality
AAA	3.3%
AA	3.7%
A	29.2%
BBB	49.3%
BB	6.8%
B	1.7%
C	0.0%
U.S. Government	3.3%
Not Rated	0.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006716 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Fund
Class Name	Class B
Trading Symbol	MFBBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$78	1.51%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.51%
Net Assets	$ 4,662,201,140
Holdings Count | Holding	407
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	4,662,201,140	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	407	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	19
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit quality
AAA	3.3%
AA	3.7%
A	29.2%
BBB	49.3%
BB	6.8%
B	1.7%
C	0.0%
U.S. Government	3.3%
Not Rated	0.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006717 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Fund
Class Name	Class C
Trading Symbol	MFBCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$78	1.51%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.51%
Net Assets	$ 4,662,201,140
Holdings Count | Holding	407
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	4,662,201,140	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	407	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	19
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit quality
AAA	3.3%
AA	3.7%
A	29.2%
BBB	49.3%
BB	6.8%
B	1.7%
C	0.0%
U.S. Government	3.3%
Not Rated	0.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006718 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Fund
Class Name	Class I
Trading Symbol	MBDIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 4,662,201,140
Holdings Count | Holding	407
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	4,662,201,140	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	407	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	19
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit quality
AAA	3.3%
AA	3.7%
A	29.2%
BBB	49.3%
BB	6.8%
B	1.7%
C	0.0%
U.S. Government	3.3%
Not Rated	0.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006720 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Fund
Class Name	Class R1
Trading Symbol	MFBGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$78	1.51%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.51%
Net Assets	$ 4,662,201,140
Holdings Count | Holding	407
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	4,662,201,140	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	407	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	19
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit quality
AAA	3.3%
AA	3.7%
A	29.2%
BBB	49.3%
BB	6.8%
B	1.7%
C	0.0%
U.S. Government	3.3%
Not Rated	0.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006722 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Fund
Class Name	Class R2
Trading Symbol	MBRRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Net Assets	$ 4,662,201,140
Holdings Count | Holding	407
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	4,662,201,140	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	407	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	19
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit quality
AAA	3.3%
AA	3.7%
A	29.2%
BBB	49.3%
BB	6.8%
B	1.7%
C	0.0%
U.S. Government	3.3%
Not Rated	0.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006723 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Fund
Class Name	Class R3
Trading Symbol	MFBHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 4,662,201,140
Holdings Count | Holding	407
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	4,662,201,140	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	407	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	19
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit quality
AAA	3.3%
AA	3.7%
A	29.2%
BBB	49.3%
BB	6.8%
B	1.7%
C	0.0%
U.S. Government	3.3%
Not Rated	0.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006712 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Fund
Class Name	Class R4
Trading Symbol	MFBJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 4,662,201,140
Holdings Count | Holding	407
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	4,662,201,140	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	407	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	19
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit quality
AAA	3.3%
AA	3.7%
A	29.2%
BBB	49.3%
BB	6.8%
B	1.7%
C	0.0%
U.S. Government	3.3%
Not Rated	0.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000070424 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Fund
Class Name	Class R6
Trading Symbol	MFBKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 4,662,201,140
Holdings Count | Holding	407
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	4,662,201,140	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	407	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	19
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit quality
AAA	3.3%
AA	3.7%
A	29.2%
BBB	49.3%
BB	6.8%
B	1.7%
C	0.0%
U.S. Government	3.3%
Not Rated	0.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006745 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Fund
Class Name	Class A
Trading Symbol	MQLFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 2,958,033,458
Holdings Count | Holding	372
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,958,033,458	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	372	Average Effective Duration (yrs):	1.8
Portfolio Turnover Rate (%):	20
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Composition including fixed income credit quality
AAA	10.6%
AA	8.4%
A	18.5%
BBB	31.9%
BB	0.0%
CC	0.0%
C	0.0%
U.S. Government	27.7%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006750 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Fund
Class Name	Class B
Trading Symbol	MQLBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$68	1.32%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.32%
Net Assets	$ 2,958,033,458
Holdings Count | Holding	372
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,958,033,458	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	372	Average Effective Duration (yrs):	1.8
Portfolio Turnover Rate (%):	20
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Composition including fixed income credit quality
AAA	10.6%
AA	8.4%
A	18.5%
BBB	31.9%
BB	0.0%
CC	0.0%
C	0.0%
U.S. Government	27.7%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006751 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Fund
Class Name	Class C
Trading Symbol	MQLCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$73	1.42%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.42%
Net Assets	$ 2,958,033,458
Holdings Count | Holding	372
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,958,033,458	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	372	Average Effective Duration (yrs):	1.8
Portfolio Turnover Rate (%):	20
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Composition including fixed income credit quality
AAA	10.6%
AA	8.4%
A	18.5%
BBB	31.9%
BB	0.0%
CC	0.0%
C	0.0%
U.S. Government	27.7%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006744 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Fund
Class Name	Class I
Trading Symbol	MQLIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 2,958,033,458
Holdings Count | Holding	372
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,958,033,458	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	372	Average Effective Duration (yrs):	1.8
Portfolio Turnover Rate (%):	20
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Composition including fixed income credit quality
AAA	10.6%
AA	8.4%
A	18.5%
BBB	31.9%
BB	0.0%
CC	0.0%
C	0.0%
U.S. Government	27.7%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006753 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Fund
Class Name	Class R1
Trading Symbol	MQLGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$73	1.42%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.42%
Net Assets	$ 2,958,033,458
Holdings Count | Holding	372
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,958,033,458	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	372	Average Effective Duration (yrs):	1.8
Portfolio Turnover Rate (%):	20
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Composition including fixed income credit quality
AAA	10.6%
AA	8.4%
A	18.5%
BBB	31.9%
BB	0.0%
CC	0.0%
C	0.0%
U.S. Government	27.7%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006755 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Fund
Class Name	Class R2
Trading Symbol	MLMRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 2,958,033,458
Holdings Count | Holding	372
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,958,033,458	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	372	Average Effective Duration (yrs):	1.8
Portfolio Turnover Rate (%):	20
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Composition including fixed income credit quality
AAA	10.6%
AA	8.4%
A	18.5%
BBB	31.9%
BB	0.0%
CC	0.0%
C	0.0%
U.S. Government	27.7%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006756 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Fund
Class Name	Class R3
Trading Symbol	MQLHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 2,958,033,458
Holdings Count | Holding	372
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,958,033,458	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	372	Average Effective Duration (yrs):	1.8
Portfolio Turnover Rate (%):	20
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Composition including fixed income credit quality
AAA	10.6%
AA	8.4%
A	18.5%
BBB	31.9%
BB	0.0%
CC	0.0%
C	0.0%
U.S. Government	27.7%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006746 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Fund
Class Name	Class R4
Trading Symbol	MQLJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 2,958,033,458
Holdings Count | Holding	372
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,958,033,458	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	372	Average Effective Duration (yrs):	1.8
Portfolio Turnover Rate (%):	20
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Composition including fixed income credit quality
AAA	10.6%
AA	8.4%
A	18.5%
BBB	31.9%
BB	0.0%
CC	0.0%
C	0.0%
U.S. Government	27.7%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000119776 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Fund
Class Name	Class R6
Trading Symbol	MQLKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 2,958,033,458
Holdings Count | Holding	372
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,958,033,458	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	372	Average Effective Duration (yrs):	1.8
Portfolio Turnover Rate (%):	20
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Composition including fixed income credit quality
AAA	10.6%
AA	8.4%
A	18.5%
BBB	31.9%
BB	0.0%
CC	0.0%
C	0.0%
U.S. Government	27.7%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006757 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Limited Maturity Fund
Class Name	Class A
Trading Symbol	MTLFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 2,561,451,049
Holdings Count | Holding	1,209
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,561,451,049	Average Effective Maturity (yrs):	4.7
Total Number of Holdings:	1,209	Average Effective Duration (yrs):	3.3
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Composition including fixed income credit quality
AAA	11.1%
AA	26.0%
A	32.3%
BBB	18.2%
BB	5.1%
B	0.2%
CC	0.0%
D	0.0%
Not Rated	5.8%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006758 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Limited Maturity Fund
Class Name	Class B
Trading Symbol	MTLBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$68	1.33%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%
Net Assets	$ 2,561,451,049
Holdings Count | Holding	1,209
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,561,451,049	Average Effective Maturity (yrs):	4.7
Total Number of Holdings:	1,209	Average Effective Duration (yrs):	3.3
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Composition including fixed income credit quality
AAA	11.1%
AA	26.0%
A	32.3%
BBB	18.2%
BB	5.1%
B	0.2%
CC	0.0%
D	0.0%
Not Rated	5.8%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006759 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Limited Maturity Fund
Class Name	Class C
Trading Symbol	MTLCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$73	1.43%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.43%
Net Assets	$ 2,561,451,049
Holdings Count | Holding	1,209
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,561,451,049	Average Effective Maturity (yrs):	4.7
Total Number of Holdings:	1,209	Average Effective Duration (yrs):	3.3
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Composition including fixed income credit quality
AAA	11.1%
AA	26.0%
A	32.3%
BBB	18.2%
BB	5.1%
B	0.2%
CC	0.0%
D	0.0%
Not Rated	5.8%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000092113 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Limited Maturity Fund
Class Name	Class I
Trading Symbol	MTLIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 2,561,451,049
Holdings Count | Holding	1,209
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,561,451,049	Average Effective Maturity (yrs):	4.7
Total Number of Holdings:	1,209	Average Effective Duration (yrs):	3.3
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Composition including fixed income credit quality
AAA	11.1%
AA	26.0%
A	32.3%
BBB	18.2%
BB	5.1%
B	0.2%
CC	0.0%
D	0.0%
Not Rated	5.8%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000195152 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Limited Maturity Fund
Class Name	Class R6
Trading Symbol	MTLRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 2,561,451,049
Holdings Count | Holding	1,209
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,561,451,049	Average Effective Maturity (yrs):	4.7
Total Number of Holdings:	1,209	Average Effective Duration (yrs):	3.3
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Composition including fixed income credit quality
AAA	11.1%
AA	26.0%
A	32.3%
BBB	18.2%
BB	5.1%
B	0.2%
CC	0.0%
D	0.0%
Not Rated	5.8%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006760 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Fund
Class Name	Class A
Trading Symbol	MRBFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 8,102,089,007
Holdings Count | Holding	1,134
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	8,102,089,007	Average Effective Maturity (yrs):	7.8
Total Number of Holdings:	1,134	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Composition including fixed income credit quality
AAA	9.9%
AA	4.9%
A	10.4%
BBB	22.4%
BB	4.4%
B	1.5%
CCC	0.0%
CC	0.0%
C	0.0%
U.S. Government	23.5%
Federal Agencies	20.1%
Not Rated	0.3%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006765 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Fund
Class Name	Class B
Trading Symbol	MRBBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$70	1.35%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%
Net Assets	$ 8,102,089,007
Holdings Count | Holding	1,134
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	8,102,089,007	Average Effective Maturity (yrs):	7.8
Total Number of Holdings:	1,134	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Composition including fixed income credit quality
AAA	9.9%
AA	4.9%
A	10.4%
BBB	22.4%
BB	4.4%
B	1.5%
CCC	0.0%
CC	0.0%
C	0.0%
U.S. Government	23.5%
Federal Agencies	20.1%
Not Rated	0.3%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006766 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Fund
Class Name	Class C
Trading Symbol	MRBCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$75	1.45%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%
Net Assets	$ 8,102,089,007
Holdings Count | Holding	1,134
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	8,102,089,007	Average Effective Maturity (yrs):	7.8
Total Number of Holdings:	1,134	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Composition including fixed income credit quality
AAA	9.9%
AA	4.9%
A	10.4%
BBB	22.4%
BB	4.4%
B	1.5%
CCC	0.0%
CC	0.0%
C	0.0%
U.S. Government	23.5%
Federal Agencies	20.1%
Not Rated	0.3%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006767 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Fund
Class Name	Class I
Trading Symbol	MRBIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 8,102,089,007
Holdings Count | Holding	1,134
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	8,102,089,007	Average Effective Maturity (yrs):	7.8
Total Number of Holdings:	1,134	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Composition including fixed income credit quality
AAA	9.9%
AA	4.9%
A	10.4%
BBB	22.4%
BB	4.4%
B	1.5%
CCC	0.0%
CC	0.0%
C	0.0%
U.S. Government	23.5%
Federal Agencies	20.1%
Not Rated	0.3%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006769 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Fund
Class Name	Class R1
Trading Symbol	MRBGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$75	1.45%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%
Net Assets	$ 8,102,089,007
Holdings Count | Holding	1,134
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	8,102,089,007	Average Effective Maturity (yrs):	7.8
Total Number of Holdings:	1,134	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Composition including fixed income credit quality
AAA	9.9%
AA	4.9%
A	10.4%
BBB	22.4%
BB	4.4%
B	1.5%
CCC	0.0%
CC	0.0%
C	0.0%
U.S. Government	23.5%
Federal Agencies	20.1%
Not Rated	0.3%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006771 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Fund
Class Name	Class R2
Trading Symbol	MRRRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 8,102,089,007
Holdings Count | Holding	1,134
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	8,102,089,007	Average Effective Maturity (yrs):	7.8
Total Number of Holdings:	1,134	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Composition including fixed income credit quality
AAA	9.9%
AA	4.9%
A	10.4%
BBB	22.4%
BB	4.4%
B	1.5%
CCC	0.0%
CC	0.0%
C	0.0%
U.S. Government	23.5%
Federal Agencies	20.1%
Not Rated	0.3%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006772 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Fund
Class Name	Class R3
Trading Symbol	MRBHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 8,102,089,007
Holdings Count | Holding	1,134
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	8,102,089,007	Average Effective Maturity (yrs):	7.8
Total Number of Holdings:	1,134	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Composition including fixed income credit quality
AAA	9.9%
AA	4.9%
A	10.4%
BBB	22.4%
BB	4.4%
B	1.5%
CCC	0.0%
CC	0.0%
C	0.0%
U.S. Government	23.5%
Federal Agencies	20.1%
Not Rated	0.3%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006761 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Fund
Class Name	Class R4
Trading Symbol	MRBJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 8,102,089,007
Holdings Count | Holding	1,134
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	8,102,089,007	Average Effective Maturity (yrs):	7.8
Total Number of Holdings:	1,134	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Composition including fixed income credit quality
AAA	9.9%
AA	4.9%
A	10.4%
BBB	22.4%
BB	4.4%
B	1.5%
CCC	0.0%
CC	0.0%
C	0.0%
U.S. Government	23.5%
Federal Agencies	20.1%
Not Rated	0.3%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000034443 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Fund
Class Name	Class R6
Trading Symbol	MRBKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 8,102,089,007
Holdings Count | Holding	1,134
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	8,102,089,007	Average Effective Maturity (yrs):	7.8
Total Number of Holdings:	1,134	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	45
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Composition including fixed income credit quality
AAA	9.9%
AA	4.9%
A	10.4%
BBB	22.4%
BB	4.4%
B	1.5%
CCC	0.0%
CC	0.0%
C	0.0%
U.S. Government	23.5%
Federal Agencies	20.1%
Not Rated	0.3%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.